Note 8 - Exceptional Items (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of exceptional items included in the income statement [text block]
	2019	2018	2017
Result through exchange transaction of shareholdings (i)	–	30.0	–
Restructuring (ii)	(101.8)	(175.5)	(104.9)
Costs arising from business combinations	–	–	(3.8)
Result on sale of subsidiary (iii)	–	78.6	–
Acquisition of subsidiaries	–	(1.5)	–
Effect of application of IAS 29 (hyperinflation)	(5.3)	(18.0)	–
State amnesty (iv)	(290.1)	–	–
	(397.2)	(86.4)	(108.7)